SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) tranche shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) tranche shares	Dec. 31, 2017 CNY (¥) tranche shares
Share based compensation
Number of tranche | tranche	10		10	10
Restricted stocks
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares)	12,096,616
Granted (in shares)	678,043
Forfeited (in shares)	(727,479)
Vested (in shares)	(1,738,239)
Adjusted (in shares)	(63,551)
Nonvested restricted stocks outstanding at the end of the period (in shares)	10,245,390		12,096,616
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares		$ 8.89
Granted (in dollars per shares) | $ / shares		31.14
Forfeited (in dollars per shares) | $ / shares		15.57
Vested (in dollars per shares) | $ / shares		8.76
Adjusted for performance conditions (in dollars per share) | $ / shares		15.45
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares		$ 9.87
Total unrecognized compensation expense | ¥	¥ 614	$ 614
Weighted-average period for recognition of unrecognized compensation costs	3 years 9 months 10 days
Total fair value of nonvested restricted stocks, vested | ¥	¥ 443		¥ 183	¥ 274
Restricted stocks | Performance Condition
Number of Restricted Stocks
Granted (in shares)	221,712		661,973	0
Restricted stocks | Performance Condition | Second anniversary of the stated vesting commencement date
Share based compensation
Share-based payment award, vesting percentage	50.00%
Restricted stocks | Performance Condition | Vesting ratably over the following two years
Share based compensation
Share-based payment award, vesting percentage	50.00%
Period for remaining percentage vested	2 years